Balance Sheets (FY) (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Stockholders' equity:
Allowance for doubtful accounts	$ 227	$ 409
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Class 1 Common Stock [Member]
Stockholders' equity:
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	538,000,000	538,000,000
Common stock, shares issued (in shares)	92,760,478	91,420,871
Common stock, shares outstanding (in shares)	92,760,478	91,420,871
Class 2 Common Stock [Member]
Stockholders' equity:
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	27,000,000	27,000,000
Common stock, shares issued (in shares)	8,196,622	8,196,622
Common stock, shares outstanding (in shares)	8,196,622	8,196,622